DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 96.8%
Australia — 0.0%
MMG Ltd. *
(Cost $16,990)
34,744 9,981
Brazil — 3.9%
Ambev SA
41,556 94,822
Atacadao SA *
6,457 10,277
B3 SA — Brasil Bolsa Balcao
54,796 123,282
Banco Bradesco SA
16,355 41,033
Banco BTG Pactual S.A
11,653 73,525
Banco do Brasil SA
17,242 86,027
BB Seguridade Participacoes SA
7,222 47,066
BRF SA *
5,981 27,836
Caixa Seguridade Participacoes
S/A
5,734 16,634
CCR SA
8,834 20,769
Centrais Eletricas Brasileiras SA
10,699 79,256
Cia de Saneamento Basico do
Estado de Sao Paulo
4,391 73,805
Cia Siderurgica Nacional SA
6,689 14,076
Cosan SA
12,636 29,954
CPFL Energia SA
2,212 13,380
Embraer SA *
6,611 54,932
Energisa SA
2,459 20,642
Engie Brasil Energia SA
1,916 15,353
Equatorial Energia SA
10,374 62,951
Hapvida Participacoes e
Investimentos SA, 144A *
45,990 34,599
Hypera SA
3,922 19,861
Inter & Co., Inc., Class A
2,138 15,714
JBS SA
7,247 45,005
Klabin SA
7,012 26,861
Localiza Rent a Car SA *
90 648
Localiza Rent a Car SA
8,916 65,447
Natura & Co. Holding SA
8,693 20,900
Nu Holdings Ltd./Cayman
Islands, Class A *
28,390 424,998
Pagseguro Digital Ltd., Class A *
1,749 19,361
Petroleo Brasileiro SA
35,847 273,116
PRIO SA
8,035 66,778
Raia Drogasil SA
12,782 62,504
Rede D'Or Sao Luiz SA, 144A
7,280 41,244
Rumo SA
12,965 50,264
Sendas Distribuidora SA *
13,972 23,725
StoneCo Ltd., Class A *
2,249 29,822
Suzano SA
7,340 71,629
Telefonica Brasil SA
4,247 39,057
TIM SA
8,682 27,513
TOTVS SA
4,799 25,519
Ultrapar Participacoes SA
7,565 31,356
Vale SA
32,285 341,298
Vibra Energia SA
9,461 43,176
Number
of Shares Value $
WEG SA
15,842 152,209
XP, Inc., Class A
3,412 62,815
(Cost $2,165,849)
2,921,039
Chile — 0.3%
Banco de Chile
463,636 58,657
Banco de Credito e Inversiones
SA
700 21,443
Banco Santander Chile
677,633 34,856
Cencosud SA
10,175 20,601
Empresas CMPC SA
10,223 17,655
Empresas Copec SA
3,776 24,743
Enel Americas SA
193,231 20,704
Enel Chile SA
281,068 15,230
Falabella SA *
7,180 25,381
Latam Airlines Group SA
1,595,318 20,620
(Cost $272,581)
259,890
China — 21.7%
360 Security Technology, Inc.,
Class A
6,240 6,162
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,600 3,149
AAC Technologies Holdings, Inc.
6,614 28,117
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
441 8,402
Agricultural Bank of China Ltd.,
Class A
49,200 31,371
Agricultural Bank of China Ltd.,
Class H
272,102 120,387
Aier Eye Hospital Group Co. Ltd.,
Class A
4,939 6,758
Air China Ltd., Class A *
8,600 8,468
Akeso, Inc., 144A *
6,143 38,680
Alibaba Group Holding Ltd.
145,414 1,518,886
Aluminum Corp. of China Ltd.,
Class A
8,012 7,720
Aluminum Corp. of China Ltd.,
Class H
35,049 21,979
Anhui Conch Cement Co. Ltd.,
Class A
1,500 4,427
Anhui Conch Cement Co. Ltd.,
Class H
12,262 26,544
Anhui Gujing Distillery Co. Ltd.,
Class A
272 6,600
Anhui Gujing Distillery Co. Ltd.,
Class B
787 10,597
Anhui Kouzi Distillery Co. Ltd.,
Class A
229 1,177
Anhui Yingjia Distillery Co. Ltd.,
Class A
492 3,491
Anjoy Foods Group Co. Ltd.,
Class A
200 2,153
ANTA Sports Products Ltd.
12,610 124,195

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Asymchem Laboratories Tianjin
Co. Ltd., Class A
364 3,269
Autobio Diagnostics Co. Ltd.,
Class A
700 4,033
Autohome, Inc., ADR
770 19,373
Avary Holding Shenzhen Co.
Ltd., Class A
730 3,687
AviChina Industry & Technology
Co. Ltd., Class H
28,667 12,279
Baidu, Inc., Class A *
21,495 228,656
Bank of Beijing Co. Ltd., Class A
12,500 9,258
Bank of Changsha Co. Ltd.,
Class A
4,992 5,077
Bank of Chengdu Co. Ltd., Class
A
2,451 4,816
Bank of China Ltd., Class A
25,900 17,501
Bank of China Ltd., Class H
740,186 336,025
Bank of Communications Co.
Ltd., Class A
21,300 21,364
Bank of Communications Co.
Ltd., Class H
86,117 62,397
Bank of Hangzhou Co. Ltd.,
Class A
4,060 7,297
Bank of Jiangsu Co. Ltd., Class A
11,354 12,445
Bank of Nanjing Co. Ltd., Class A
6,500 9,096
Bank of Ningbo Co. Ltd., Class A
2,270 6,485
Bank of Shanghai Co. Ltd., Class
A
8,740 8,729
Baoshan Iron & Steel Co. Ltd.,
Class A
13,700 11,519
Beijing Enlight Media Co. Ltd.,
Class A
4,488 4,508
Beijing Kingsoft Office Software,
Inc., Class A
252 6,477
Beijing New Building Materials
PLC, Class A
1,470 5,358
Beijing Tiantan Biological
Products Corp. Ltd., Class A
44 148
Beijing Tong Ren Tang Co. Ltd.
900 4,465
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A
609 6,099
Beijing Yanjing Brewery Co. Ltd.,
Class A
3,600 4,921
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
32,687 25,038
Bilibili, Inc., Class Z *
2,309 33,934
Bloomage Biotechnology Corp.
Ltd., Class A
320 2,271
BOC International China Co.
Ltd., Class A
2,100 2,642
BOE Technology Group Co. Ltd.,
Class A
23,000 12,524
BYD Co. Ltd., Class A
1,100 38,704
BYD Co. Ltd., Class H
9,778 302,451
BYD Electronic International
Co. Ltd.
7,377 27,151
Number
of Shares Value $
By-health Co. Ltd., Class A
2,100 3,345
Caitong Securities Co. Ltd.,
Class A
3,204 2,947
Cambricon Technologies Corp.
Ltd., Class A *
349 12,638
CGN Power Co. Ltd., Class A
5,565 3,752
CGN Power Co. Ltd., Class H,
144A
112,118 45,723
Changchun High-Tech Industry
Group Co. Ltd., Class A
360 4,181
Changjiang Securities Co. Ltd.,
Class A
1,400 978
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
328 5,400
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,664 7,371
China CITIC Bank Corp. Ltd.,
Class H
86,055 49,771
China Coal Energy Co. Ltd.,
Class H
18,352 21,934
China Communications Services
Corp. Ltd., Class H
26,305 13,460
China Construction Bank Corp.,
Class A
8,000 8,498
China Construction Bank Corp.,
Class H
912,302 645,811
China CSSC Holdings Ltd.,
Class A
2,544 13,770
China Eastern Airlines Corp.
Ltd., Class A *
35 19
China Energy Engineering Corp.
Ltd., Class A
21,040 6,322
China Everbright Bank Co. Ltd.,
Class A
25,600 11,051
China Everbright Bank Co. Ltd.,
Class H
34,614 10,387
China Feihe Ltd., 144A
33,685 18,100
China Galaxy Securities Co. Ltd.,
Class A
3,700 5,809
China Galaxy Securities Co. Ltd.,
Class H
35,591 18,850
China Greatwall Technology
Group Co. Ltd., Class A *
3,300 3,738
China Hongqiao Group Ltd.
30,370 41,673
China International Capital Corp.
Ltd., Class A
49 198
China International Capital Corp.
Ltd., Class H, 144A
15,158 16,270
China Jushi Co. Ltd., Class A
3,804 5,372
China Life Insurance Co. Ltd.,
Class A
2,400 11,301
China Life Insurance Co. Ltd.,
Class H
64,149 97,238
China Literature Ltd., 144A *
3,855 12,211
China Longyuan Power Group
Corp. Ltd., Class H
31,277 24,467
China Mengniu Dairy Co. Ltd.
31,346 53,384

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
China Merchants Bank Co. Ltd.,
Class A
12,163 55,164
China Merchants Bank Co. Ltd.,
Class H
36,222 150,271
China Merchants Energy
Shipping Co. Ltd., Class A
4,324 4,581
China Merchants Securities Co.
Ltd., Class A
4,200 8,668
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
3,800 4,948
China Minsheng Banking Corp.
Ltd., Class A
21,400 10,355
China Minsheng Banking Corp.
Ltd., Class H
65,953 23,767
China National Building Material
Co. Ltd., Class H
35,525 10,250
China National Chemical
Engineering Co. Ltd., Class A
4,000 3,871
China National Nuclear Power
Co. Ltd., Class A
14,000 21,606
China National Software &
Service Co. Ltd., Class A *
910 3,955
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,400 3,322
China Oilfield Services Ltd.,
Class H
18,141 17,006
China Pacific Insurance Group
Co. Ltd., Class A
3,300 13,798
China Pacific Insurance Group
Co. Ltd., Class H
26,778 69,883
China Petroleum & Chemical
Corp., Class A
19,600 18,829
China Petroleum & Chemical
Corp., Class H
238,780 162,294
China Railway Group Ltd., Class
A
13,300 10,807
China Railway Group Ltd., Class
H
46,121 21,411
China Railway Signal &
Communication Corp. Ltd.,
Class A
8,683 6,369
China Rare Earth Resources And
Technology Co. Ltd., Class A
1,300 4,071
China Resources
Microelectronics Ltd., Class A
893 4,373
China Resources Mixc Lifestyle
Services Ltd., 144A
6,538 21,716
China Resources Pharmaceutical
Group Ltd., 144A
19,948 14,070
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
1,430 9,064
China Shenhua Energy Co. Ltd.,
Class A
3,646 20,856
China Shenhua Energy Co. Ltd.,
Class H
33,323 144,013
Number
of Shares Value $
China Southern Airlines Co. Ltd.,
Class A *
8,400 6,754
China State Construction
Engineering Corp. Ltd., Class
A
25,500 19,389
China Three Gorges Renewables
Group Co. Ltd., Class A
14,675 9,461
China Tourism Group Duty Free
Corp. Ltd., Class A
400 3,443
China Tower Corp. Ltd., Class
H, 144A
446,685 54,992
China United Network
Communications Ltd., Class A
20,261 13,262
China Vanke Co. Ltd., Class A *
7,800 7,438
China Vanke Co. Ltd., Class H *
20,797 10,961
China Yangtze Power Co. Ltd.,
Class A
14,300 59,268
China Zheshang Bank Co. Ltd.,
Class A
5,070 1,874
Chongqing Brewery Co. Ltd.,
Class A
500 3,923
Chongqing Changan Automobile
Co. Ltd., Class A
5,162 8,804
Chongqing Rural Commercial
Bank Co. Ltd., Class A
11,144 7,845
Chongqing Zhifei Biological
Products Co. Ltd., Class A
1,435 4,666
CITIC Ltd.
53,036 52,983
CITIC Securities Co. Ltd., Class A
6,910 18,804
CITIC Securities Co. Ltd., Class
H
15,455 23,348
CMOC Group Ltd., Class A
11,100 11,728
CMOC Group Ltd., Class H
36,604 29,855
CNGR Advanced Material Co.
Ltd., Class A
840 3,425
CNPC Capital Co. Ltd., Class A
7,300 5,365
Contemporary Amperex
Technology Co. Ltd., Class A
2,625 68,262
COSCO SHIPPING Development
Co. Ltd., Class A
14,000 4,661
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
2,400 4,943
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H
10,949 12,033
COSCO SHIPPING Holdings Co.
Ltd., Class A
7,630 13,476
COSCO SHIPPING Holdings Co.
Ltd., Class H
24,965 34,256
Country Garden Holdings Co.
Ltd. * (a)
174,110 10,829
CRRC Corp. Ltd., Class A
13,800 13,900
CRRC Corp. Ltd., Class H
42,883 26,012
CSC Financial Co. Ltd., Class A
2,433 6,597
CSPC Pharmaceutical Group
Ltd.
80,796 49,942
Daqin Railway Co. Ltd., Class A
9,000 7,757

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Dong-E-E-Jiao Co. Ltd., Class A
200 1,407
Dongfang Electric Corp. Ltd.,
Class A
2,280 4,394
Dongxing Securities Co. Ltd.,
Class A
600 692
East Money Information Co. Ltd.,
Class A
8,473 12,909
Eastroc Beverage Group Co.
Ltd., Class A
203 6,527
Ecovacs Robotics Co. Ltd., Class
A
500 2,833
ENN Energy Holdings Ltd.
8,014 52,311
ENN Natural Gas Co. Ltd., Class
A
2,300 5,733
Eve Energy Co. Ltd., Class A
1,506 7,117
Everbright Securities Co. Ltd.,
Class A
2,500 5,181
FAW Jiefang Group Co. Ltd.,
Class A
4,576 4,990
Flat Glass Group Co. Ltd., Class
A
700 1,665
Focus Media Information
Technology Co. Ltd., Class A
9,320 7,534
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,451 7,574
Fosun International Ltd.
21,878 11,363
Founder Securities Co. Ltd.,
Class A
7,600 7,451
Foxconn Industrial Internet Co.
Ltd., Class A
8,749 25,264
Fuyao Glass Industry Group Co.
Ltd., Class A
200 1,351
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
5,487 31,348
Ganfeng Lithium Group Co. Ltd.,
Class A
1,680 6,477
GD Power Development Co.
Ltd., Class A
7,854 5,928
Genscript Biotech Corp. *
11,569 17,536
GF Securities Co. Ltd., Class A
4,400 7,349
Giant Biogene Holding Co. Ltd.,
144A
2,852 15,087
GigaDevice Semiconductor, Inc.,
Class A *
533 5,442
Ginlong Technologies Co. Ltd.,
Class A
450 3,783
GoerTek, Inc., Class A
2,100 6,292
Goldwind Science & Technology
Co. Ltd., Class A
1,138 1,326
Goneo Group Co. Ltd., Class A
498 4,760
Gotion High-tech Co. Ltd., Class
A
1,200 3,159
Great Wall Motor Co. Ltd., Class
A
1,576 5,149
Great Wall Motor Co. Ltd., Class
H
22,281 32,059
Gree Electric Appliances, Inc. of
Zhuhai, Class A
2,400 13,441
Number
of Shares Value $
Guangdong Haid Group Co. Ltd.,
Class A
901 4,918
Guanghui Energy Co. Ltd., Class
A
3,641 3,061
Guangzhou Automobile Group
Co. Ltd., Class A
2,900 3,027
Guangzhou Automobile Group
Co. Ltd., Class H
29,970 9,570
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
600 2,437
Guangzhou Haige
Communications Group, Inc.
Co., Class A
3,800 4,851
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
1,940 3,927
Guolian Securities Co. Ltd.,
Class A
1,900 2,589
Guosen Securities Co. Ltd.,
Class A (a)
4,500 5,739
Guotai Junan Securities Co. Ltd.,
Class A
4,200 8,745
Guoyuan Securities Co. Ltd.,
Class A
5,430 4,864
H World Group Ltd., ADR
1,786 54,366
Haidilao International Holding
Ltd., 144A
16,105 27,097
Haier Smart Home Co. Ltd.,
Class A
3,300 11,512
Haier Smart Home Co. Ltd.,
Class H
24,490 75,532
Hainan Airlines Holding Co. Ltd.,
Class A *
41,512 6,207
Haitian International Holdings
Ltd.
6,835 19,108
Haitong Securities Co. Ltd.,
Class A
6,600 8,026
Haitong Securities Co. Ltd.,
Class H
27,405 12,195
Hangzhou First Applied Material
Co. Ltd., Class A
1,600 3,474
Hangzhou Silan Microelectronics
Co. Ltd., Class A *
1,300 3,470
Hangzhou Tigermed Consulting
Co. Ltd., Class A
174 1,249
Hansoh Pharmaceutical Group
Co. Ltd., 144A
12,252 31,361
Heilongjiang Agriculture Co.
Ltd., Class A
2,824 5,135
Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A
621 1,318
Henan Shuanghui Investment &
Development Co. Ltd., Class A
2,308 7,560
Hengan International Group Co.
Ltd.
6,106 19,615
Hengli Petrochemical Co. Ltd.,
Class A
3,502 6,635

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Hengtong Optic-electric Co. Ltd.,
Class A
1,900 3,790
Hengyi Petrochemical Co. Ltd.,
Class A
1,366 1,172
Hisense Home Appliances Group
Co. Ltd., Class H
4,335 11,230
Hithink RoyalFlush Information
Network Co. Ltd., Class A
416 6,039
Hoshine Silicon Industry Co.
Ltd., Class A
500 3,515
Hua Hong Semiconductor Ltd.,
144A
6,378 13,905
Huadian Power International
Corp. Ltd., Class A
6,600 5,167
Huafon Chemical Co. Ltd., Class
A
2,500 2,613
Huaibei Mining Holdings Co.
Ltd., Class A
2,156 4,398
Hualan Biological Engineering,
Inc., Class A
2,141 4,552
Huaneng Power International,
Inc., Class A
6,000 5,874
Huaneng Power International,
Inc., Class H
38,720 22,394
Huatai Securities Co. Ltd., Class
A
3,900 6,921
Huatai Securities Co. Ltd., Class
H, 144A
15,572 17,154
Huaxia Bank Co. Ltd., Class A
10,300 8,747
Huayu Automotive Systems Co.
Ltd., Class A
1,600 3,329
Huizhou Desay Sv Automotive
Co. Ltd., Class A
400 5,146
Humanwell Healthcare Group
Co. Ltd., Class A
1,500 4,243
Hunan Valin Steel Co. Ltd.,
Class A
4,600 2,583
Hundsun Technologies, Inc.,
Class A
1,689 3,891
Hygon Information Technology
Co. Ltd., Class A
1,224 13,708
IEIT Systems Co. Ltd., Class A
1,321 6,034
Iflytek Co. Ltd., Class A
2,050 9,945
Imeik Technology Development
Co. Ltd., Class A
232 4,744
Industrial & Commercial Bank of
China Ltd., Class A
34,700 29,273
Industrial & Commercial Bank of
China Ltd., Class H
664,436 382,585
Industrial Bank Co. Ltd., Class A
11,159 25,990
Industrial Securities Co. Ltd.,
Class A
6,700 4,886
Ingenic Semiconductor Co. Ltd.,
Class A
600 3,951
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A *
37,200 7,557
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A
2,408 5,877
Number
of Shares Value $
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
9,600 5,214
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
2,700 8,619
Inner Mongolia Yitai Coal Co.
Ltd., Class B
9,700 18,420
Inner Mongolia Yuan Xing
Energy Co. Ltd., Class A
4,700 3,799
Innovent Biologics, Inc., 144A *
11,555 62,904
iQIYI, Inc., ADR *
4,320 9,288
Isoftstone Information
Technology Group Co. Ltd.,
Class A
1,296 6,222
JA Solar Technology Co. Ltd.,
Class A
2,276 3,175
JCET Group Co. Ltd., Class A
1,500 6,909
JD Health International, Inc.,
144A *
14,095 42,568
JD Logistics, Inc., 144A *
18,993 23,261
JD.com, Inc., Class A
23,370 321,278
Jiangsu Eastern Shenghong Co.
Ltd., Class A
7,192 7,903
Jiangsu Expressway Co. Ltd.,
Class H
13,817 13,626
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
1,104 7,943
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
3,178 19,784
Jiangsu King's Luck Brewery JSC
Ltd., Class A
778 4,298
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
3,656 5,482
Jiangsu Yoke Technology Co.
Ltd., Class A
500 3,934
Jiangsu Zhongtian Technology
Co. Ltd., Class A
2,496 4,563
Jiangxi Copper Co. Ltd., Class A
1,400 4,017
Jiangxi Copper Co. Ltd., Class H
11,576 19,536
Jinko Solar Co. Ltd., Class A
5,688 5,769
Jointown Pharmaceutical Group
Co. Ltd., Class A
1,345 884
Kanzhun Ltd., ADR
2,629 32,757
KE Holdings, Inc., ADR
6,347 94,189
Kingdee International Software
Group Co. Ltd. *
28,040 22,187
Kingsoft Corp. Ltd.
9,043 24,875
Kuaishou Technology, 144A *
21,852 112,934
Kuang-Chi Technologies Co.
Ltd., Class A *
1,600 3,939
Kunlun Tech Co. Ltd., Class A
1,200 4,598
Kweichow Moutai Co. Ltd.,
Class A
714 145,362
LB Group Co. Ltd., Class A
1,916 4,406
Lenovo Group Ltd.
77,611 95,449

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Lens Technology Co. Ltd., Class
A
3,076 7,624
Lepu Medical Technology Beijing
Co. Ltd., Class A
1,020 1,443
Li Auto, Inc., Class A *
12,225 123,617
Li Ning Co. Ltd.
23,673 44,506
Lingyi iTech Guangdong Co.,
Class A
6,890 8,145
Longfor Group Holdings Ltd.,
144A
17,351 19,603
LONGi Green Energy Technology
Co. Ltd., Class A
3,554 6,924
Luxshare Precision Industry Co.
Ltd., Class A
3,970 22,077
Luzhou Laojiao Co. Ltd., Class A
400 6,731
Mango Excellent Media Co. Ltd.,
Class A
1,803 4,924
Maxscend Microelectronics Co.
Ltd., Class A
448 4,193
Meituan, Class B, 144A *
47,580 721,223
Metallurgical Corp. of China
Ltd., Class A
16,000 6,658
Midea Group Co. Ltd., Class A
2,500 22,835
MINISO Group Holding Ltd.
3,727 15,725
Montage Technology Co. Ltd.,
Class A
489 3,631
Muyuan Foods Co. Ltd., Class
A *
2,464 13,403
NARI Technology Co. Ltd., Class
A
4,625 16,063
National Silicon Industry Group
Co. Ltd., Class A
3,123 6,472
NAURA Technology Group Co.
Ltd., Class A
260 11,674
NetEase, Inc.
18,289 299,508
New China Life Insurance Co.
Ltd., Class A
2,100 9,791
New China Life Insurance Co.
Ltd., Class H
7,976 17,307
New Hope Liuhe Co. Ltd., Class
A *
2,400 3,050
New Oriental Education &
Technology Group, Inc. *
14,973 90,247
Ninestar Corp., Class A *
1,200 4,220
Ningbo Deye Technology Co.
Ltd., Class A
504 6,447
Ningbo Joyson Electronic Corp.,
Class A
1,500 3,034
Ningbo Orient Wires & Cables
Co. Ltd., Class A
600 4,077
Ningbo Tuopu Group Co. Ltd.,
Class A
1,078 5,119
Ningxia Baofeng Energy Group
Co. Ltd., Class A
4,593 9,868
NIO, Inc., Class A *
13,262 57,145
Nongfu Spring Co. Ltd., Class
H, 144A
20,440 74,444
Number
of Shares Value $
Offshore Oil Engineering Co.
Ltd., Class A
3,400 2,633
Oppein Home Group, Inc., Class
A
460 2,878
Orient Securities Co. Ltd., Class
A
3,238 3,846
Pangang Group Vanadium
Titanium & Resources Co.
Ltd., Class A *
6,600 2,169
People's Insurance Co. Group of
China Ltd., Class A
6,700 5,671
People's Insurance Co. Group of
China Ltd., Class H
78,976 29,878
PetroChina Co. Ltd., Class A
14,232 17,929
PetroChina Co. Ltd., Class H
197,577 179,136
Pharmaron Beijing Co. Ltd.,
Class A
1,575 4,441
PICC Property & Casualty Co.
Ltd., Class H
70,613 91,461
Ping An Bank Co. Ltd., Class A
12,500 17,916
Ping An Insurance Group Co. of
China Ltd., Class A
6,800 42,236
Ping An Insurance Group Co. of
China Ltd., Class H
62,440 299,476
Piotech, Inc., Class A
423 7,662
Poly Developments and
Holdings Group Co. Ltd.,
Class A
7,500 8,591
Pop Mart International Group
Ltd., 144A
5,089 29,923
Postal Savings Bank of China
Co. Ltd., Class A
18,198 12,143
Postal Savings Bank of China
Co. Ltd., Class H, 144A
73,334 39,405
Power Construction Corp. of
China Ltd., Class A
8,401 5,689
Qifu Technology, Inc., ADR
1,157 30,649
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,100 4,334
Rongsheng Petrochemical Co.
Ltd., Class A
6,975 8,669
SAIC Motor Corp. Ltd., Class A
5,000 8,859
Sailun Group Co. Ltd., Class A
2,700 4,906
Sanan Optoelectronics Co. Ltd.,
Class A
3,700 5,454
Sany Heavy Industry Co. Ltd.,
Class A
3,700 8,414
Satellite Chemical Co. Ltd.,
Class A
2,990 6,905
SDIC Capital Co. Ltd., Class A
8,300 6,803
SDIC Power Holdings Co. Ltd.,
Class A
4,600 9,993
Seres Group Co. Ltd., Class A *
910 9,823
SF Holding Co. Ltd., Class A
2,932 15,035
SG Micro Corp., Class A
197 2,022
Shaanxi Coal Industry Co. Ltd.,
Class A
4,400 15,306

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A
3,750 3,814
Shandong Gold Mining Co. Ltd.,
Class A
1,736 6,612
Shandong Gold Mining Co. Ltd.,
Class H, 144A
5,996 11,596
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
1,296 4,178
Shandong Linglong Tyre Co.
Ltd., Class A
1,400 3,318
Shandong Nanshan Aluminum
Co. Ltd., Class A
6,800 3,520
Shandong Sun Paper Industry
JSC Ltd., Class A
3,164 5,633
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
24,171 13,670
Shanghai Baosight Software Co.
Ltd., Class A
1,004 4,147
Shanghai Baosight Software Co.
Ltd., Class B
7,477 11,230
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
237 5,406
Shanghai Electric Group Co.
Ltd., Class A *
12,400 6,350
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,700 5,405
Shanghai International Airport
Co. Ltd., Class A
900 4,206
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
1,100 3,744
Shanghai M&G Stationery, Inc.,
Class A
275 1,039
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
2,400 6,297
Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
9,163 12,691
Shanghai Pudong Development
Bank Co. Ltd., Class A
19,500 23,190
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
942 1,535
Shanghai RAAS Blood Products
Co. Ltd., Class A
5,600 5,664
Shanghai Rural Commercial
Bank Co. Ltd., Class A
7,488 6,972
Shanghai United Imaging
Healthcare Co. Ltd., Class A
494 7,367
Shanjin International Gold Co.
Ltd., Class A
1,992 4,513
Shanxi Coal International Energy
Group Co. Ltd., Class A
2,500 4,077
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,740 1,959
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
2,600 5,245
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
880 21,952
Number
of Shares Value $
Shengyi Technology Co. Ltd.,
Class A
2,035 5,061
Shennan Circuits Co. Ltd., Class
A
550 7,819
Shenwan Hongyuan Group Co.
Ltd., Class A
15,300 9,756
Shenzhen Capchem Technology
Co. Ltd., Class A
540 2,476
Shenzhen Energy Group Co.
Ltd., Class A
5,060 4,211
Shenzhen Inovance Technology
Co. Ltd., Class A
83 507
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
774 27,384
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
314 2,962
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
200 851
Shenzhen Transsion Holdings
Co. Ltd., Class A
441 4,977
Shenzhou International Group
Holdings Ltd.
7,964 65,773
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
1,700 3,705
Sichuan Chuantou Energy Co.
Ltd., Class A
2,200 5,338
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
400 1,730
Sichuan Road & Bridge Group
Co. Ltd., Class A
5,708 4,549
Sieyuan Electric Co. Ltd., Class A
832 7,690
Silergy Corp.
3,280 48,344
Sinopharm Group Co. Ltd.,
Class H
13,443 31,341
Sinotruk Hong Kong Ltd.
7,433 18,588
Smoore International Holdings
Ltd., 144A
16,290 18,885
SooChow Securities Co. Ltd.,
Class A
1,352 1,188
Sungrow Power Supply Co. Ltd.,
Class A
1,216 13,209
Sunny Optical Technology Group
Co. Ltd.
6,964 43,135
Sunwoda Electronic Co. Ltd.,
Class A
1,800 4,263
SUPCON Technology Co. Ltd.,
Class A
582 3,237
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
898 3,014
Suzhou Maxwell Technologies
Co. Ltd., Class A
256 2,951
TAL Education Group, ADR *
4,719 37,941
TBEA Co. Ltd., Class A
2,130 3,792

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
TCL Technology Group Corp.,
Class A
11,716 6,462
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A
3,361 3,902
Tencent Holdings Ltd.
62,692 3,071,167
Tencent Music Entertainment
Group, ADR
7,715 80,545
Thunder Software Technology
Co. Ltd., Class A
200 968
Tianqi Lithium Corp., Class A
1,200 4,449
Tianshan Aluminum Group Co.
Ltd., Class A
774 744
Tingyi Cayman Islands Holding
Corp.
19,731 26,518
Tongcheng Travel Holdings Ltd.
11,709 21,863
TongFu Microelectronics Co.
Ltd., Class A
1,740 4,885
Tongkun Group Co. Ltd., Class A
2,000 3,355
Tongling Nonferrous Metals
Group Co. Ltd., Class A
2,600 1,141
Tongwei Co. Ltd., Class A
1,400 3,754
Topsports International Holdings
Ltd., 144A
20,023 7,472
TravelSky Technology Ltd., Class
H
9,446 11,738
Trina Solar Co. Ltd., Class A
1,708 4,154
Trip.Com Group Ltd. *
5,239 248,721
Tsingtao Brewery Co. Ltd., Class
A
500 4,193
Tsingtao Brewery Co. Ltd., Class
H
5,973 34,623
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
773 5,191
Unisplendour Corp. Ltd., Class A
2,454 6,834
Vipshop Holdings Ltd., ADR
3,607 45,232
Wanhua Chemical Group Co.
Ltd., Class A
1,925 19,824
Weichai Power Co. Ltd., Class A
3,600 6,582
Weichai Power Co. Ltd., Class H
18,485 28,304
Weihai Guangwei Composites
Co. Ltd., Class A
800 3,149
Wens Foodstuff Group Co. Ltd.,
Class A
3,606 8,668
Western Securities Co. Ltd.,
Class A
900 824
Western Superconducting
Technologies Co. Ltd., Class A
789 4,006
Will Semiconductor Co. Ltd.,
Class A
608 7,765
Wingtech Technology Co. Ltd.,
Class A
1,014 3,733
Wuliangye Yibin Co. Ltd., Class A
2,007 34,833
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,828 8,383
WuXi AppTec Co. Ltd., Class A
1,457 8,053
Number
of Shares Value $
WuXi AppTec Co. Ltd., Class H,
144A
3,895 17,133
Wuxi Biologics Cayman, Inc.,
144A *
36,350 52,303
XCMG Construction Machinery
Co. Ltd., Class A
7,200 6,460
Xiamen C & D, Inc., Class A
1,600 1,645
Xiamen Tungsten Co. Ltd., Class
A
1,800 4,317
Xiaomi Corp., Class B, 144A *
145,971 365,030
Xinjiang Daqo New Energy Co.
Ltd., Class A
1,567 4,003
Xinyi Solar Holdings Ltd.
52,046 20,357
XPeng, Inc., Class A *
12,522 51,146
Yadea Group Holdings Ltd., 144A
12,085 17,048
Yankuang Energy Group Co. Ltd.,
Class A
3,273 6,556
Yankuang Energy Group Co. Ltd.,
Class H
31,174 40,458
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
1,100 4,559
Yealink Network Technology
Corp. Ltd., Class A
1,044 4,856
Yifeng Pharmacy Chain Co. Ltd.,
Class A
1,024 2,914
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
900 3,284
Yonyou Network Technology Co.
Ltd., Class A *
2,697 3,314
Youngor Fashion Co. Ltd., Class
A
6,300 6,426
YTO Express Group Co. Ltd.,
Class A
2,500 5,382
Yum China Holdings, Inc.
3,818 129,087
Yunnan Aluminium Co. Ltd.,
Class A
3,164 5,392
Yunnan Baiyao Group Co. Ltd.,
Class A
1,400 10,677
Yunnan Energy New Material Co.
Ltd., Class A
760 2,885
Yunnan Yuntianhua Co. Ltd.,
Class A
1,500 4,367
Zangge Mining Co. Ltd., Class A
1,300 4,412
Zhaojin Mining Industry Co. Ltd.,
Class H
13,902 22,856
Zhejiang Century Huatong
Group Co. Ltd., Class A *
8,280 3,819
Zhejiang China Commodities
City Group Co. Ltd., Class A
3,500 4,083
Zhejiang Chint Electrics Co. Ltd.,
Class A
2,300 5,694
Zhejiang Dahua Technology Co.
Ltd., Class A
1,632 3,159
Zhejiang Expressway Co. Ltd.,
Class H
21,158 13,648
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
2,000 4,748

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
1,627 5,309
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
1,100 3,675
Zhejiang Juhua Co. Ltd., Class A
1,740 4,030
Zhejiang Leapmotor Technology
Co. Ltd., 144A *
4,586 12,674
Zhejiang NHU Co. Ltd., Class A
1,483 4,046
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
1,800 4,403
Zhejiang Supor Co. Ltd., Class A
68 478
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
1,500 3,868
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
1,900 3,184
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
9,300 8,121
Zheshang Securities Co. Ltd.,
Class A
2,100 3,315
Zhongji Innolight Co. Ltd., Class
A
750 11,522
Zhongjin Gold Corp. Ltd., Class A
1,800 3,420
Zhongsheng Group Holdings Ltd.
8,957 10,280
Zhongtai Securities Co. Ltd.,
Class A
4,000 3,290
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
771 5,051
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
4,970 17,209
Zijin Mining Group Co. Ltd.,
Class A
12,200 27,537
Zijin Mining Group Co. Ltd.,
Class H
53,409 108,355
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
5,076 4,526
ZTE Corp., Class A
2,400 8,407
ZTE Corp., Class H
7,909 15,944
ZTO Express Cayman, Inc.
4,171 91,574
(Cost $16,043,463)
16,415,389
Colombia — 0.1%
Bancolombia SA
2,705 24,572
Interconexion Electrica SA ESP
4,246 18,442
(Cost $44,475)
43,014
Cyprus — 0.0%
TCS Group Holding PLC, GDR
* (a)
(Cost $90,781)
1,644 0
Czech Republic — 0.1%
CEZ AS
1,567 59,814
Komercni Banka AS
513 17,385
Moneta Money Bank AS, 144A
2,116 10,184
(Cost $65,702)
87,383
Number
of Shares Value $
Egypt — 0.1%
Commercial International Bank -
Egypt (CIB)
24,177 43,302
Eastern Co. SAE
19,567 10,242
Talaat Moustafa Group
8,794 10,672
(Cost $68,962)
64,216
Greece — 0.5%
Alpha Services and Holdings SA
22,675 38,763
Eurobank Ergasias Services and
Holdings SA
25,313 57,753
Hellenic Telecommunications
Organization SA
2,044 33,123
JUMBO SA
1,089 27,543
Metlen Energy & Metals SA
1,010 38,004
National Bank of Greece SA
7,747 67,292
OPAP SA
1,961 33,903
Piraeus Financial Holdings SA
9,079 39,220
Public Power Corp. SA
1,915 24,598
(Cost $249,029)
360,199
Hong Kong — 1.0%
Alibaba Health Information
Technology Ltd. *
54,420 21,006
Beijing Enterprises Holdings Ltd.
6,121 19,860
Beijing Enterprises Water Group
Ltd.
37,530 10,973
Bosideng International Holdings
Ltd.
38,586 18,952
C&D International Investment
Group Ltd.
7,757 12,554
China Gas Holdings Ltd.
23,185 19,624
China Merchants Port Holdings
Co. Ltd.
13,276 19,920
China Overseas Land &
Investment Ltd.
39,124 62,114
China Power International
Development Ltd.
49,413 22,622
China Resources Beer Holdings
Co. Ltd.
16,283 50,638
China Resources Gas Group Ltd.
8,515 28,719
China Resources Land Ltd.
29,207 82,964
China Resources Power
Holdings Co. Ltd.
19,203 52,207
China Ruyi Holdings Ltd. *
59,274 17,179
China State Construction
International Holdings Ltd.
18,245 26,018
China Taiping Insurance
Holdings Co. Ltd.
14,740 19,130
Chow Tai Fook Jewellery Group
Ltd.
18,379 15,674
Far East Horizon Ltd.
16,102 11,254
GCL Technology Holdings Ltd. *
231,304 34,409
Geely Automobile Holdings Ltd.
53,244 60,224
Guangdong Investment Ltd.
28,508 16,159
Kunlun Energy Co. Ltd.
36,481 36,538

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Orient Overseas International
Ltd.
1,245 17,323
Sino Biopharmaceutical Ltd.
98,179 40,668
Want Want China Holdings Ltd.
42,472 24,564
(Cost $870,250)
741,293
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC
4,145 31,408
OTP Bank Nyrt
2,044 105,153
Richter Gedeon Nyrt
1,446 43,804
(Cost $117,661)
180,365
India — 20.1%
ABB India Ltd.
558 52,799
Adani Enterprises Ltd.
1,374 49,464
Adani Green Energy Ltd. *
2,994 65,617
Adani Ports & Special Economic
Zone Ltd.
4,993 88,220
Adani Power Ltd. *
7,502 56,535
Ambuja Cements Ltd.
6,005 44,179
APL Apollo Tubes Ltd.
1,800 31,379
Apollo Hospitals Enterprise Ltd.
996 82,266
Ashok Leyland Ltd.
14,602 44,648
Asian Paints Ltd.
3,521 131,266
Astral Ltd.
1,152 26,363
AU Small Finance Bank Ltd.,
144A
3,166 25,997
Aurobindo Pharma Ltd.
2,402 44,946
Avenue Supermarts Ltd., 144A *
1,567 92,061
Axis Bank Ltd.
21,812 305,642
Bajaj Auto Ltd.
624 81,033
Bajaj Finance Ltd.
2,645 227,067
Bajaj Finserv Ltd.
3,793 80,637
Bajaj Holdings & Investment Ltd.
253 30,339
Balkrishna Industries Ltd.
816 27,531
Bank of Baroda
9,540 28,448
Bharat Electronics Ltd.
35,352 126,156
Bharat Forge Ltd.
2,504 47,380
Bharat Heavy Electricals Ltd.
9,996 34,629
Bharat Petroleum Corp. Ltd.
15,468 65,960
Bharti Airtel Ltd.
24,399 462,271
Bosch Ltd.
74 28,577
Britannia Industries Ltd.
1,060 74,001
Canara Bank
15,916 21,165
CG Power & Industrial Solutions
Ltd.
6,131 50,885
Cholamandalam Investment and
Finance Co. Ltd.
4,237 73,534
Cipla Ltd.
5,244 103,472
Coal India Ltd.
17,292 108,231
Colgate-Palmolive India Ltd.
1,217 52,823
Container Corp. Of India Ltd.
2,648 30,470
Cummins India Ltd.
1,340 59,829
Dabur India Ltd.
5,970 45,353
Number
of Shares Value $
Divi's Laboratories Ltd.
1,153 70,027
Dixon Technologies India Ltd.
301 47,268
DLF Ltd.
7,136 71,903
Dr. Reddy's Laboratories Ltd.
1,072 89,871
Eicher Motors Ltd.
1,224 72,393
GAIL India Ltd.
22,402 63,487
GMR Airports Infrastructure
Ltd. *
23,095 26,016
Godrej Consumer Products Ltd.
4,145 73,202
Godrej Properties Ltd. *
1,102 38,225
Grasim Industries Ltd.
2,526 81,283
Havells India Ltd.
2,399 54,328
HCL Technologies Ltd.
9,072 189,642
HDFC Asset Management Co.
Ltd., 144A
1,027 54,129
HDFC Bank Ltd.
40,785 795,993
HDFC Life Insurance Co. Ltd.,
144A
9,660 85,081
Hero MotoCorp Ltd.
1,154 75,062
Hindalco Industries Ltd.
12,425 103,901
Hindustan Aeronautics Ltd.
1,879 104,847
Hindustan Petroleum Corp. Ltd.
8,478 42,359
Hindustan Unilever Ltd.
7,843 259,777
ICICI Bank Ltd.
49,706 728,481
ICICI Lombard General Insurance
Co. Ltd., 144A
2,413 61,619
ICICI Prudential Life Insurance
Co. Ltd., 144A
3,288 29,526
IDFC First Bank Ltd. *
33,876 29,824
Indian Hotels Co. Ltd.
7,475 57,708
Indian Oil Corp. Ltd.
26,645 56,221
Indian Railway Catering &
Tourism Corp. Ltd.
2,275 25,302
Indus Towers Ltd. *
11,984 65,513
IndusInd Bank Ltd.
2,967 50,419
Info Edge India Ltd.
620 56,764
Infosys Ltd.
31,820 737,422
InterGlobe Aviation Ltd., 144A *
1,694 97,555
ITC Ltd.
28,549 170,842
Jindal Stainless Ltd.
3,382 31,993
Jindal Steel & Power Ltd.
3,014 34,872
Jio Financial Services Ltd. *
27,450 105,288
JSW Energy Ltd.
3,616 30,660
JSW Steel Ltd.
5,721 64,194
Jubilant Foodworks Ltd.
4,041 31,332
Kotak Mahindra Bank Ltd.
10,381 220,415
Larsen & Toubro Ltd.
6,533 288,567
LTIMindtree Ltd., 144A
689 50,572
Lupin Ltd.
2,169 57,934
Macrotech Developers Ltd.,
144A
3,044 45,509
Mahindra & Mahindra Ltd.
8,859 296,324
Mankind Pharma Ltd. *
942 27,941

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Marico Ltd.
4,810 37,114
Maruti Suzuki India Ltd.
1,186 175,387
Max Healthcare Institute Ltd.
7,734 79,529
Mphasis Ltd.
869 32,171
MRF Ltd.
20 32,152
Muthoot Finance Ltd.
1,197 28,056
Nestle India Ltd.
3,468 103,404
NHPC Ltd.
31,019 35,549
NMDC Ltd.
9,815 26,057
NTPC Ltd.
42,557 211,183
Oil & Natural Gas Corp. Ltd.
30,899 121,852
Oil India Ltd.
4,571 40,385
Oracle Financial Services
Software Ltd.
199 26,073
Page Industries Ltd.
65 32,953
PB Fintech Ltd. *
2,925 61,807
Persistent Systems Ltd.
914 56,350
Petronet LNG Ltd.
7,929 34,724
Phoenix Mills Ltd.
938 42,156
PI Industries Ltd.
767 41,111
Pidilite Industries Ltd.
1,557 57,981
Polycab India Ltd.
489 39,725
Power Finance Corp. Ltd.
15,071 98,750
Power Grid Corp. of India Ltd.
45,409 182,673
Prestige Estates Projects Ltd.
1,228 26,547
Punjab National Bank
21,061 29,272
Rail Vikas Nigam Ltd.
4,861 35,204
REC Ltd.
13,172 97,332
Reliance Industries Ltd.
29,154 1,049,504
Samvardhana Motherson
International Ltd.
27,517 64,069
SBI Cards & Payment Services
Ltd.
2,768 23,868
SBI Life Insurance Co. Ltd., 144A
4,166 91,907
Shree Cement Ltd.
85 25,825
Shriram Finance Ltd.
2,643 100,982
Siemens Ltd.
873 71,749
Solar Industries India Ltd.
272 34,795
Sona Blw Precision Forgings
Ltd., 144A
3,976 32,395
SRF Ltd.
1,440 44,032
State Bank of India
16,835 163,711
Sun Pharmaceutical Industries
Ltd.
9,070 196,997
Sundaram Finance Ltd.
619 37,275
Supreme Industries Ltd.
642 40,453
Suzlon Energy Ltd. *
90,255 81,612
Tata Communications Ltd.
978 22,877
Tata Consultancy Services Ltd.
8,786 477,032
Tata Consumer Products Ltd.
5,675 81,206
Tata Elxsi Ltd.
347 33,101
Tata Motors Ltd.
19,003 251,801
Tata Power Co. Ltd.
12,987 67,303
Number
of Shares Value $
Tata Steel Ltd.
73,049 133,049
Tech Mahindra Ltd.
5,294 103,297
Thermax Ltd.
409 21,324
Titan Co. Ltd.
3,508 149,116
Torrent Pharmaceuticals Ltd.
1,013 42,094
Torrent Power Ltd.
1,737 36,108
Trent Ltd.
1,718 146,638
Tube Investments of India Ltd.
1,033 49,645
TVS Motor Co. Ltd.
2,204 73,929
UltraTech Cement Ltd.
1,140 153,618
Union Bank of India Ltd.
14,180 20,549
United Spirits Ltd.
2,975 52,297
UPL Ltd.
3,559 25,390
Varun Beverages Ltd.
4,418 79,061
Vedanta Ltd.
13,520 75,514
Vodafone Idea Ltd. *
217,815 40,617
Wipro Ltd.
13,201 84,742
Yes Bank Ltd. *
132,047 37,172
Zomato Ltd. *
63,019 188,243
Zydus Lifesciences Ltd.
2,235 30,056
(Cost $8,115,330)
15,173,214
Indonesia — 1.7%
Amman Mineral Internasional
PT *
69,248 47,719
GoTo Gojek Tokopedia Tbk PT *
8,434,315 28,378
PT Adaro Energy Indonesia Tbk
148,098 34,114
PT Astra International Tbk
200,062 66,019
PT Bank Central Asia Tbk
529,526 353,760
PT Bank Mandiri Persero Tbk
365,163 168,346
PT Bank Negara Indonesia
Persero Tbk
137,053 47,443
PT Bank Rakyat Indonesia
Persero Tbk
636,351 212,048
PT Barito Pacific Tbk
318,178 23,573
PT Chandra Asri Pacific Tbk
80,555 51,992
PT Charoen Pokphand Indonesia
Tbk
77,214 24,281
PT Indah Kiat Pulp & Paper Tbk
26,937 14,118
PT Indofood CBP Sukses
Makmur Tbk
24,537 18,218
PT Indofood Sukses Makmur Tbk
39,972 17,716
PT Kalbe Farma Tbk
224,242 23,940
PT Merdeka Copper Gold Tbk *
118,816 18,143
PT Sumber Alfaria Trijaya Tbk
165,498 31,054
PT Telkom Indonesia Persero
Tbk
437,659 86,654
PT Unilever Indonesia Tbk
78,252 11,494
PT United Tractors Tbk
13,500 23,628
(Cost $1,131,447)
1,302,638
Ireland — 0.8%
PDD Holdings, Inc., ADR *
(Cost $622,517)
6,649 639,035

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
829 2,528
Solidcore Resources PLC * (a)
4,065 0
(Cost $79,914)
2,528
Kuwait — 0.7%
Boubyan Bank KSCP
14,566 28,013
Gulf Bank KSCP
14,697 15,238
Kuwait Finance House KSCP
97,475 231,772
Mabanee Co KPSC
6,194 17,382
Mobile Telecommunications Co.
KSCP
15,281 23,340
National Bank of Kuwait SAKP
76,664 220,150
(Cost $404,916)
535,895
Luxembourg — 0.0%
Reinet Investments SCA
(Cost $27,589)
1,428 38,307
Malaysia — 1.6%
AMMB Holdings Bhd
26,346 31,694
Axiata Group Bhd
26,599 15,692
Celcomdigi Bhd
37,360 33,449
CIMB Group Holdings Bhd
68,435 129,825
Gamuda Bhd
16,141 28,006
Genting Bhd
20,467 20,455
Genting Malaysia Bhd
25,445 14,834
Hong Leong Bank Bhd
7,241 35,548
IHH Healthcare Bhd
21,935 31,818
Inari Amertron Bhd
25,400 18,510
IOI Corp. Bhd
25,194 23,431
Kuala Lumpur Kepong Bhd
3,442 17,327
Malayan Banking Bhd
54,518 135,964
Malaysia Airports Holdings Bhd
9,963 24,202
Maxis Bhd
26,296 23,482
MISC Bhd
14,100 27,368
MR DIY Group M Bhd, 144A
40,100 19,111
Nestle Malaysia Bhd
483 11,845
Petronas Chemicals Group Bhd
26,024 34,980
Petronas Dagangan Bhd
2,404 11,724
Petronas Gas Bhd
8,290 35,059
PPB Group Bhd
7,262 24,529
Press Metal Aluminium Holdings
Bhd
36,350 41,795
Public Bank Bhd
144,510 161,142
QL Resources Bhd
11,700 17,594
RHB Bank Bhd
13,681 19,402
SD Guthrie Bhd
19,223 20,368
Sime Darby Bhd
24,923 14,299
Sunway Bhd
12,900 12,236
Telekom Malaysia Bhd
11,245 17,586
Tenaga Nasional Bhd
25,705 87,061
YTL Corp. Bhd
31,300 20,999
Number
of Shares Value $
YTL Power International Bhd
23,200 20,825
(Cost $1,017,045)
1,182,160
Mexico — 2.0%
Alfa SAB de CV, Class A
31,218 18,150
America Movil SAB de CV,
Series B
178,866 148,039
Arca Continental SAB de CV
5,423 48,560
Banco del Bajio SA, 144A
7,825 19,576
Cemex SAB de CV, Series CPO
136,550 82,994
Coca-Cola Femsa SAB de CV
5,119 43,004
Fibra Uno Administracion SA de
CV REIT
30,489 35,901
Fomento Economico Mexicano
SAB de CV
16,621 170,014
Gruma SAB de CV, Class B
1,982 36,374
Grupo Aeroportuario del Centro
Norte SAB de CV
3,162 25,315
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
3,710 65,701
Grupo Aeroportuario del Sureste
SAB de CV, Class B
1,677 44,957
Grupo Bimbo SAB de CV, Series
A
13,428 48,048
Grupo Carso SAB de CV, Series
A1
5,570 33,447
Grupo Comercial Chedraui SA
de CV
2,283 17,302
Grupo Financiero Banorte SAB
de CV, Class O
24,918 172,339
Grupo Financiero Inbursa SAB
de CV, Class O *
18,838 44,775
Grupo Mexico SAB de CV, Series
B
30,267 154,883
Industrias Penoles SAB de CV *
1,972 23,665
Kimberly-Clark de Mexico SAB
de CV, Class A
13,948 22,798
Operadora De Sites Mexicanos
SAB de CV, Class A-1
13,869 11,493
Orbia Advance Corp. SAB de CV
8,631 9,225
Prologis Property Mexico SA de
CV REIT
8,679 27,644
Promotora y Operadora de
Infraestructura SAB de CV
1,681 15,618
Wal-Mart de Mexico SAB de CV
49,804 158,736
(Cost $1,424,769)
1,478,558
Netherlands — 0.1%
Nebius Group N.V., Class A * (a)
4,277 0
NEPI Rockcastle NV *
5,148 41,646
(Cost $367,896)
41,646
Peru — 0.2%
Cia de Minas Buenaventura
SAA, ADR
1,630 20,212
Credicorp Ltd.
623 111,112
(Cost $123,787)
131,324

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Philippines — 0.6%
Ayala Corp.
2,524 27,195
Ayala Land, Inc.
66,724 41,948
Bank of the Philippine Islands
15,366 34,125
BDO Unibank, Inc.
23,750 64,631
International Container Terminal
Services, Inc.
9,811 69,227
JG Summit Holdings, Inc.
26,634 11,147
Jollibee Foods Corp.
4,693 21,714
Manila Electric Co.
2,480 18,780
Metropolitan Bank & Trust Co.
16,822 22,020
PLDT, Inc.
801 21,398
SM Investments Corp.
1,633 25,738
SM Prime Holdings, Inc.
101,591 55,997
Universal Robina Corp.
8,524 13,815
(Cost $430,786)
427,735
Poland — 0.9%
Alior Bank SA
717 18,971
Allegro.eu SA, 144A *
5,656 55,583
Bank Polska Kasa Opieki SA
1,870 76,487
Budimex SA
141 21,911
CD Projekt SA
701 33,133
Dino Polska SA, 144A *
497 41,375
KGHM Polska Miedz SA
1,393 49,911
LPP SA
10 38,049
mBank SA *
137 22,634
ORLEN SA *
5,479 90,998
PGE Polska Grupa Energetyczna
SA *
8,642 15,125
Powszechna Kasa Oszczednosci
Bank Polski SA
8,644 129,150
Powszechny Zaklad Ubezpieczen
SA
5,598 67,397
Santander Bank Polska SA
332 44,531
(Cost $652,948)
705,255
Qatar — 0.8%
Barwa Real Estate Co.
20,929 16,032
Commercial Bank PSQC
32,342 36,286
Dukhan Bank
18,297 19,146
Industries Qatar QSC
15,266 54,087
Masraf Al Rayan QSC
54,461 34,403
Mesaieed Petrochemical Holding
Co.
41,568 18,837
Ooredoo QPSC
7,969 24,119
Qatar Electricity & Water Co.
QSC
3,903 16,830
Qatar Fuel QSC
5,885 23,517
Qatar Gas Transport Co. Ltd.
24,250 29,938
Qatar International Islamic Bank
QSC
10,010 29,967
Qatar Islamic Bank QPSC
16,665 89,435
Number
of Shares Value $
Qatar National Bank QPSC
43,936 191,142
(Cost $507,331)
583,739
Russia — 0.0%
Alrosa PJSC * (a)
34,709 0
Gazprom PJSC * (a)
164,723 0
GMK Norilskiy Nickel PAO * (a)
88,300 0
Inter RAO UES PJSC * (a)
490,959 0
LUKOIL PJSC * (a)
5,651 0
Magnit PJSC * (a)
933 0
Mobile TeleSystems PJSC, ADR
* (a)
6,594 0
Moscow Exchange MICEX-RTS
PJSC * (a)
20,735 0
Novatek PJSC * (a)
12,810 0
Novolipetsk Steel PJSC * (a)
21,183 0
Ozon Holdings PLC, ADR * (a)
700 0
PhosAgro PJSC * (a)
713 0
PhosAgro PJSC, GDR * (a)
13 0
Polyus PJSC * (a)
476 0
Rosneft Oil Co. PJSC * (a)
14,582 0
Sberbank of Russia PJSC * (a)
146,997 0
Severstal PAO * (a)
707 0
Severstal PAO, GDR * (a)
2,248 0
Surgutneftegas PJSC * (a)
68,300 0
Surgutneftegas PJSC, ADR * (a)
2,000 0
Tatneft PJSC * (a)
17,973 0
TKS Holding MKPAO JSC * (a)
58 0
United Co. RUSAL International
PJSC * (a)
39,327 0
VK IPJSC, GDR * (a)
1,643 0
VK IPJSC * (a)
48 0
VTB Bank PJSC * (a)
9,756 0
X5 Retail Group NV, GDR * (a)
1,749 0
(Cost $2,514,228)
0
Saudi Arabia — 3.9%
ACWA Power Co.
1,392 156,241
Ades Holding Co. *
3,237 17,666
Advanced Petrochemical Co. *
1,059 10,681
Al Rajhi Bank
18,555 435,617
Al Rajhi Co. For Co.-Operative
Insurance *
376 20,240
Alinma Bank
11,762 97,792
Almarai Co. JSC
2,131 30,892
Arab National Bank
7,658 39,386
Arabian Internet &
Communications Services Co.
224 17,323
Bank AlBilad
6,088 62,460
Bank Al-Jazira *
5,383 25,304
Banque Saudi Fransi
5,277 47,952
Bupa Arabia for Cooperative
Insurance Co.
801 49,606
Co. for Cooperative Insurance
760 31,959

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Dallah Healthcare Co.
333 14,038
Dar Al Arkan Real Estate
Development Co. *
5,643 22,045
Dr Sulaiman Al Habib Medical
Services Group Co.
862 70,291
Elm Co.
240 64,096
Etihad Etisalat Co.
3,284 44,194
Jarir Marketing Co.
6,070 20,672
Mobile Telecommunications Co.
Saudi Arabia
4,678 13,937
Mouwasat Medical Services Co.
976 27,049
Nahdi Medical Co.
392 13,893
Power & Water Utility Co. for
Jubail & Yanbu
330 5,479
Riyad Bank
14,606 100,420
SABIC Agri-Nutrients Co.
2,236 69,357
Sahara International
Petrochemical Co.
3,504 26,939
SAL Saudi Logistics Services
239 19,107
Saudi Arabian Mining Co. *
12,607 142,612
Saudi Arabian Oil Co., 144A
41,298 307,595
Saudi Aramco Base Oil Co.
622 21,912
Saudi Awwal Bank
9,323 86,582
Saudi Basic Industries Corp.
8,721 173,834
Saudi Electricity Co.
6,894 32,223
Saudi Industrial Investment
Group
3,724 19,312
Saudi Investment Bank
5,732 19,338
Saudi Kayan Petrochemical Co. *
7,150 16,405
Saudi National Bank
27,764 258,951
Saudi Research & Media Group *
320 22,410
Saudi Tadawul Group Holding
Co.
481 31,404
Saudi Telecom Co.
18,683 214,083
Savola Group *
4,141 29,353
Yanbu National Petrochemical
Co.
2,837 30,392
(Cost $2,269,111)
2,961,042
Singapore — 0.0%
BOC Aviation Ltd., 144A
(Cost $12,382)
1,992 17,167
South Africa — 2.8%
Absa Group Ltd.
8,572 84,553
Anglo American Platinum Ltd.
555 19,163
Aspen Pharmacare Holdings Ltd.
3,880 52,228
Bid Corp. Ltd.
3,288 82,831
Bidvest Group Ltd.
3,504 57,231
Capitec Bank Holdings Ltd.
809 132,768
Clicks Group Ltd.
1,925 40,348
Discovery Ltd.
5,095 43,723
Exxaro Resources Ltd.
2,398 21,520
FirstRand Ltd.
46,922 226,284
Gold Fields Ltd.
8,971 124,757
Number
of Shares Value $
Harmony Gold Mining Co. Ltd.
5,306 53,055
Impala Platinum Holdings Ltd.
8,468 36,572
Kumba Iron Ore Ltd.
671 13,282
MTN Group Ltd.
15,922 79,357
Naspers Ltd., Class N
1,719 354,599
Nedbank Group Ltd.
4,341 72,239
Northam Platinum Holdings Ltd.
3,342 19,763
Old Mutual Ltd.
48,985 35,443
OUTsurance Group Ltd.
8,920 23,880
Pepkor Holdings Ltd., 144A
17,828 21,899
Remgro Ltd.
5,179 41,978
Sanlam Ltd.
17,925 89,370
Sasol Ltd.
5,680 43,831
Shoprite Holdings Ltd.
5,012 87,169
Sibanye Stillwater Ltd.
27,752 26,820
Standard Bank Group Ltd.
12,624 169,937
Vodacom Group Ltd.
6,624 40,884
Woolworths Holdings Ltd.
8,685 31,498
(Cost $2,571,826)
2,126,982
South Korea — 10.8%
Alteogen, Inc. *
376 89,789
Amorepacific Corp.
323 30,079
Celltrion Pharm, Inc. *
197 10,176
Celltrion, Inc.
1,418 215,484
CJ CheilJedang Corp.
75 18,078
CosmoAM&T Co. Ltd. *
223 17,895
Coway Co. Ltd.
545 27,416
DB Insurance Co. Ltd.
456 39,597
Doosan Bobcat, Inc.
533 15,880
Doosan Enerbility Co. Ltd. *
4,298 58,235
Ecopro BM Co. Ltd. *
494 62,238
Ecopro Co. Ltd. *
969 62,093
Ecopro Materials Co. Ltd. *
142 9,652
Enchem Co. Ltd. *
119 17,059
GS Holdings Corp.
441 14,905
Hana Financial Group, Inc.
2,905 134,611
Hanjin Kal Corp.
283 14,554
Hankook Tire & Technology Co.
Ltd.
787 25,569
Hanmi Pharm. Co. Ltd.
72 17,005
Hanmi Semiconductor Co. Ltd.
430 36,857
Hanwha Aerospace Co. Ltd. (a)
334 72,508
Hanwha Ocean Co. Ltd. *
790 20,432
Hanwha Solutions Corp.
1,006 19,429
HD Hyundai Co. Ltd.
454 27,495
HD Hyundai Electric Co. Ltd.
229 52,371
HD Hyundai Heavy Industries
Co. Ltd. *
241 34,963
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd. *
438 62,756
HLB, Inc. *
1,183 79,525

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
HMM Co. Ltd.
2,469 31,365
HYBE Co. Ltd.
194 26,780
Hyundai Engineering &
Construction Co. Ltd.
793 18,996
Hyundai Glovis Co. Ltd.
392 32,866
Hyundai Mobis Co. Ltd.
586 95,411
Hyundai Motor Co.
1,258 240,610
Hyundai Steel Co.
912 17,341
Industrial Bank of Korea
2,659 27,489
Kakao Corp.
2,827 78,725
KakaoBank Corp.
1,678 27,760
KB Financial Group, Inc.
3,761 241,846
Kia Corp.
2,266 179,977
Korea Aerospace Industries Ltd.
752 30,568
Korea Electric Power Corp. *
2,507 40,725
Korea Investment Holdings Co.
Ltd.
414 22,562
Korea Zinc Co. Ltd.
75 30,037
Korean Air Lines Co. Ltd.
1,729 28,539
Krafton, Inc. *
279 68,296
KT Corp.
284 8,206
KT&G Corp.
979 79,296
Kum Yang Co. Ltd. *
388 13,448
Kumho Petrochemical Co. Ltd.
186 19,062
L&F Co. Ltd. *
244 17,133
LG Chem Ltd.
444 106,858
LG Corp.
907 53,774
LG Display Co. Ltd. *
2,661 22,430
LG Electronics, Inc.
1,035 77,014
LG Energy Solution Ltd. *
448 130,122
LG H&H Co. Ltd.
103 27,334
LG Innotek Co. Ltd.
134 27,886
LG Uplus Corp.
2,097 15,305
Lotte Chemical Corp.
195 12,072
LS Electric Co. Ltd.
134 16,742
Meritz Financial Group, Inc.
872 59,598
Mirae Asset Securities Co. Ltd.
2,464 15,420
NAVER Corp.
1,223 154,815
NCSoft Corp.
137 19,240
Netmarble Corp., 144A *
256 11,671
NH Investment & Securities Co.
Ltd.
1,145 11,708
Orion Corp.
250 17,218
Posco DX Co. Ltd.
497 9,896
POSCO Future M Co. Ltd.
316 50,741
POSCO Holdings, Inc.
676 172,055
Posco International Corp.
455 19,210
Samsung Biologics Co. Ltd.,
144A *
174 127,649
Samsung C&T Corp.
798 88,232
Samsung E&A Co. Ltd. *
1,410 26,757
Samsung Electro-Mechanics
Co. Ltd.
534 57,084
Number
of Shares Value $
Samsung Electronics Co. Ltd.
45,764 2,545,394
Samsung Fire & Marine
Insurance Co. Ltd.
311 80,669
Samsung Heavy Industries Co.
Ltd. *
6,340 49,786
Samsung Life Insurance Co. Ltd.
806 58,647
Samsung SDI Co. Ltd.
512 135,680
Samsung SDS Co. Ltd.
381 42,981
Shinhan Financial Group Co. Ltd.
4,198 176,298
SK Biopharmaceuticals Co.
Ltd. *
313 26,945
SK Bioscience Co. Ltd. *
261 10,844
SK Hynix, Inc.
5,183 673,943
SK Innovation Co. Ltd. *
554 45,619
SK Square Co. Ltd. *
976 57,354
SK Telecom Co. Ltd.
497 20,537
SK, Inc.
334 35,804
SKC Co. Ltd. *
194 18,705
S-Oil Corp.
343 16,022
Woori Financial Group, Inc.
6,056 72,626
Yuhan Corp.
576 60,797
(Cost $4,736,505)
8,123,171
Taiwan — 18.1%
Accton Technology Corp.
5,019 79,702
Acer, Inc.
29,849 40,822
Advantech Co. Ltd.
4,806 52,432
Airtac International Group
1,385 37,450
Alchip Technologies Ltd.
786 65,111
ASE Technology Holding Co. Ltd.
32,293 154,954
Asia Cement Corp.
22,819 32,171
Asia Vital Components Co. Ltd.
3,328 63,044
Asustek Computer, Inc.
6,448 108,239
AUO Corp. *
69,951 35,970
Catcher Technology Co. Ltd.
5,657 41,733
Cathay Financial Holding Co.
Ltd.
91,870 182,362
Chailease Holding Co. Ltd.
14,028 63,804
Chang Hwa Commercial Bank
Ltd.
48,470 26,743
Cheng Shin Rubber Industry
Co. Ltd.
18,798 29,175
China Airlines Ltd.
28,475 18,337
China Steel Corp.
98,999 68,857
Chunghwa Telecom Co. Ltd.
36,663 142,114
Compal Electronics, Inc.
42,247 43,845
CTBC Financial Holding Co. Ltd.
148,053 151,108
Delta Electronics, Inc.
18,538 231,508
E Ink Holdings, Inc.
8,020 76,465
E.Sun Financial Holding Co. Ltd.
136,821 120,611
Eclat Textile Co. Ltd.
1,803 30,210
eMemory Technology, Inc.
613 50,493
Eva Airways Corp.
23,062 25,484

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Evergreen Marine Corp. Taiwan
Ltd.
10,024 58,909
Far Eastern New Century Corp.
29,114 32,991
Far EasTone
Telecommunications Co. Ltd.
16,770 47,442
Feng TAY Enterprise Co. Ltd.
4,628 21,122
First Financial Holding Co. Ltd.
113,109 96,349
Formosa Chemicals & Fibre
Corp.
36,062 49,375
Formosa Plastics Corp.
37,193 59,992
Fortune Electric Co. Ltd.
915 19,078
Fubon Financial Holding Co. Ltd.
74,140 212,987
Gigabyte Technology Co. Ltd.
5,180 42,263
Global Unichip Corp.
879 30,637
Globalwafers Co. Ltd.
1,859 28,155
Hon Hai Precision Industry Co.
Ltd.
119,567 689,594
Hotai Motor Co. Ltd.
2,907 59,976
Hua Nan Financial Holdings Co.
Ltd.
81,978 65,347
Innolux Corp. *
74,934 37,010
Inventec Corp.
26,711 38,075
KGI Financial Holding Co. Ltd.
143,598 72,270
Largan Precision Co. Ltd.
1,026 100,066
Lite-On Technology Corp.
20,380 68,167
MediaTek, Inc.
14,732 571,043
Mega Financial Holding Co. Ltd.
111,402 135,640
Micro-Star International Co. Ltd.
6,927 39,734
Nan Ya Plastics Corp.
47,089 66,681
Nanya Technology Corp. *
12,483 20,564
Nien Made Enterprise Co. Ltd.
1,603 23,551
Novatek Microelectronics Corp.
5,733 96,775
Pegatron Corp.
20,103 64,413
PharmaEssentia Corp. *
2,581 56,396
Pou Chen Corp.
23,276 25,284
President Chain Store Corp.
5,774 50,809
Quanta Computer, Inc.
25,509 213,705
Realtek Semiconductor Corp.
4,945 82,700
Ruentex Development Co. Ltd.
15,399 23,707
Shanghai Commercial & Savings
Bank Ltd.
39,575 49,793
Shin Kong Financial Holding Co.
Ltd. *
139,150 56,112
SinoPac Financial Holdings Co.
Ltd.
98,188 73,664
Synnex Technology International
Corp.
12,607 28,414
Taishin Financial Holding Co.
Ltd.
106,267 61,455
Taiwan Business Bank
65,320 32,262
Taiwan Cooperative Financial
Holding Co. Ltd.
103,417 83,729
Taiwan High Speed Rail Corp.
20,053 18,743
Taiwan Mobile Co. Ltd.
19,193 67,196
Number
of Shares Value $
Taiwan Semiconductor
Manufacturing Co. Ltd.
236,195 6,969,931
TCC Group Holdings Co. Ltd.
61,515 63,361
Unimicron Technology Corp.
13,611 69,565
Uni-President Enterprises Corp.
46,903 121,106
United Microelectronics Corp.
107,001 185,638
Vanguard International
Semiconductor Corp.
8,992 34,574
Voltronic Power Technology
Corp.
613 38,229
Walsin Lihwa Corp.
29,009 31,875
Wan Hai Lines Ltd.
7,049 18,267
Winbond Electronics Corp.
24,710 18,577
Wistron Corp.
25,021 79,388
Wiwynn Corp.
970 57,612
WPG Holdings Ltd.
14,846 37,683
Yageo Corp.
3,925 80,610
Yang Ming Marine Transport
Corp.
16,461 33,190
Yuanta Financial Holding Co.
Ltd.
91,486 91,229
Zhen Ding Technology Holding
Ltd.
6,527 27,646
(Cost $4,697,239)
13,703,400
Thailand — 1.4%
Advanced Info Service PCL,
NVDR
10,873 79,351
Airports of Thailand PCL, NVDR
40,400 71,322
Bangkok Dusit Medical Services
PCL, NVDR
105,300 86,337
Bangkok Expressway & Metro
PCL, NVDR
76,600 17,314
Bumrungrad Hospital PCL,
NVDR
4,800 34,747
Central Pattana PCL, NVDR
19,700 34,633
Central Retail Corp. PCL, NVDR
19,400 16,909
Charoen Pokphand Foods PCL,
NVDR
39,869 28,978
CP ALL PCL, NVDR
55,149 98,582
CP Axtra PCL, NVDR
19,700 18,044
Delta Electronics Thailand PCL,
NVDR
31,280 98,429
Gulf Energy Development PCL,
NVDR
29,350 44,010
Home Product Center PCL,
NVDR
67,600 18,076
Intouch Holdings PCL, NVDR
9,000 21,938
Kasikornbank PCL, NVDR
4,803 20,293
Krung Thai Bank PCL, NVDR
37,506 20,279
Krungthai Card PCL, NVDR
10,700 13,199
Minor International PCL, NVDR
31,447 25,087
PTT Exploration & Production
PCL, NVDR
14,183 59,297
PTT Global Chemical PCL, NVDR
21,000 15,512

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
PTT Oil & Retail Business PCL,
NVDR
30,200 13,831
PTT PCL
500 495
PTT PCL, NVDR
92,280 91,339
SCB X PCL, NVDR
7,498 23,705
SCG Packaging PCL, NVDR
12,400 8,903
Siam Cement PCL
2,558 17,383
Siam Cement PCL, NVDR
3,678 24,995
Thai Oil PCL, NVDR
13,449 21,061
TMBThanachart Bank PCL,
NVDR
238,800 13,053
True Corp. PCL, NVDR *
105,672 32,159
(Cost $1,122,044)
1,069,261
Turkey — 0.7%
Akbank TAS
27,742 47,469
Anadolu Efes Biracilik Ve Malt
Sanayii AS
2,251 14,713
Aselsan Elektronik Sanayi Ve
Ticaret AS
10,506 18,008
BIM Birlesik Magazalar AS
4,282 67,865
Coca-Cola Icecek AS
8,107 14,490
Eregli Demir ve Celik Fabrikalari
TAS
13,896 19,715
Ford Otomotiv Sanayi AS
662 18,730
Haci Omer Sabanci Holding AS
10,706 27,651
KOC Holding AS
8,435 46,121
Pegasus Hava Tasimaciligi AS *
2,106 14,052
Sasa Polyester Sanayi AS *
83,528 12,062
Tofas Turk Otomobil Fabrikasi AS
1,148 8,221
Turk Hava Yollari AO *
5,197 45,835
Turkcell Iletisim Hizmetleri AS
11,614 33,524
Turkiye Is Bankasi AS, Class C
92,363 35,837
Turkiye Petrol Rafinerileri AS
8,223 40,690
Turkiye Sise ve Cam Fabrikalari
AS
8,452 10,771
Yapi ve Kredi Bankasi AS
37,858 34,667
(Cost $449,276)
510,421
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank
PJSC
29,558 70,498
Abu Dhabi Islamic Bank PJSC
14,308 49,163
Abu Dhabi National Oil Co. for
Distribution PJSC
31,156 30,962
ADNOC Drilling Co. PJSC
29,488 35,326
Aldar Properties PJSC
37,249 74,440
Americana Restaurants
International PLC - Foreign Co.
31,550 24,911
Dubai Islamic Bank PJSC
27,691 46,518
Emaar Properties PJSC
61,260 140,772
Emirates NBD Bank PJSC
18,756 100,601
Emirates Telecommunications
Group Co. PJSC
32,411 160,076
First Abu Dhabi Bank PJSC
42,052 153,423
Number
of Shares Value $
Multiply Group PJSC *
38,134 22,115
(Cost $678,654)
908,805
United Kingdom — 0.2%
Anglogold Ashanti PLC
(Cost $53,519)
4,026 119,436
United States — 0.3%
BeiGene Ltd. *
6,888 103,261
Legend Biotech Corp., ADR *
664 38,213
Southern Copper Corp.
833 84,733
(Cost $176,282)
226,207
TOTAL COMMON STOCKS
(Cost $54,193,084)
73,090,695
PREFERRED STOCKS — 2.0%
Brazil — 1.3%
Banco Bradesco SA
50,138 139,135
Centrais Eletricas Brasileiras SA,
Class B
2,494 20,418
Cia Energetica de Minas Gerais
19,305 39,837
Companhia Paranaense de
Energia, Class B
10,757 19,907
Gerdau SA
13,742 44,621
Itau Unibanco Holding SA
46,221 300,980
Itausa SA
53,408 103,861
Klabin SA
2 2
Petroleo Brasileiro SA
42,698 298,267
(Cost $707,293)
967,028
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $26,309)
1,435 55,910
Colombia — 0.0%
Bancolombia SA
(Cost $40,513)
4,329 36,011
Russia — 0.0%
Surgutneftegas PJSC * (a)
(Cost $55,823)
101,715 0
South Korea — 0.6%
Hyundai Motor Co.
252 34,239
Hyundai Motor Co. - 2nd
Preferred
363 50,271
LG Chem Ltd.
76 12,317
Samsung Electronics Co. Ltd.
7,789 349,845
(Cost $175,670)
446,672
TOTAL PREFERRED STOCKS
(Cost $1,005,608)
1,505,621
RIGHTS — 0.0%
Brazil — 0.0%
Equatorial Energia SA* , expires
10/4/24

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Number
of Shares Value $
(Cost $0)
683 230
Saudi Arabia — 0.0%
Savola Group* , expires 9/24/24
(Cost $9,022)
2,843 12,061
TOTAL RIGHTS
(Cost $9,022)
12,291
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/7/24
11,834 3
BTS Group Holdings PCL*
,
expires 11/20/26
23,669 42
Srisawad Corp. PCL*
,
expires
8/29/25
432 8
(Cost $0)
53
TOTAL WARRANTS
(Cost $0)
53
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 5.21%
(b)(c)
(Cost $50,724)
50,724 50,724
CASH EQUIVALENTS — 0.9%
DWS Government Money Market
Series "Institutional Shares",
5.24% (b)
(Cost $676,594)
676,594 676,594
TOTAL INVESTMENTS — 99.8%
(Cost $55,935,032)
75,335,978
Other assets and liabilities, net
(d) — 0.2%
177,419
NET ASSETS — 100.0%
75,513,397
 * (a)  (b)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (b)(c)
13,930 36,794 (e) — — — 177 — 50,724 50,724
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series "Institutional Shares", 5.24% (d)
1,063,663 2,699,666 (3,086,735) — — 9,841 — 676,594 676,594
1,077,593 2,736,460 (3,086,735) — — 10,018 — 727,318 727,318
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) “Other assets and liabilities, net” includes pending sales that are on loan. The value of securities loaned at August 31, 2024 amounted to $47,024, which is 0.1% of net assets.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Securities are listed in country of domicile.
At August 31, 2024 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:
At August 31, 2024, open futures contracts purchased were as follows:
At August 31, 2024, the Fund had the following forward foreign currency contracts outstanding:
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Information Technology
17,827,510 23 .9
Financials
17,440,322 23 .4
Consumer Discretionary
8,988,058 12 .0
Communication Services
6,633,054 8 .9
Industrials
5,102,108 6 .8
Materials
4,864,232 6 .5
Consumer Staples
3,862,738 5 .2
Energy
3,859,603 5 .2
Health Care
2,698,452 3 .6
Utilities
2,223,090 3 .0
Real Estate
1,109,493 1 .5
Total
74,608,660 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
†
MSCI Emerging Markets Index Future
USD 32 1,748,327 1,760,000 9/20/2024 11,673
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
August 31, 2024.
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
Goldman Sachs & Co.
9/3/2024 AED 308,000 USD 83,845 — (14)
Goldman Sachs & Co.
9/3/2024 AED 3,034,000 USD 826,104 38 —

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
JP Morgan & Chase Co.
9/3/2024 CNH 22,218,800 USD 3,082,070 — (53,436)
JP Morgan & Chase Co.
9/3/2024 CZK 264,390 USD 11,246 — (429)
RBC Capital Markets
9/3/2024 CZK 2,276,610 USD 96,826 — (3,703)
Bank of America
9/3/2024 EUR 351,900 USD 381,357 — (7,687)
JP Morgan & Chase Co.
9/3/2024 HKD 113,916,800 USD 14,596,297 — (14,455)
RBC Capital Markets
9/3/2024 HUF 36,566,000 USD 100,304 — (2,535)
RBC Capital Markets
9/3/2024 HUF 26,658,600 USD 72,477 — (2,499)
RBC Capital Markets
9/3/2024 HUF 4,986,000 USD 13,676 — (346)
Goldman Sachs & Co.
9/3/2024 KWD 173,000 USD 567,269 1,261 —
Goldman Sachs & Co.
9/3/2024 KWD 6,000 USD 19,674 44 —
JP Morgan & Chase Co.
9/3/2024 MXN 29,503,600 USD 1,575,769 78,386 —
JP Morgan & Chase Co.
9/3/2024 PLN 97,000 USD 24,434 — (604)
RBC Capital Markets
9/3/2024 PLN 2,875,200 USD 724,271 — (17,894)
Goldman Sachs & Co.
9/3/2024 QAR 2,251,600 USD 618,300 — (99)
Goldman Sachs & Co.
9/3/2024 SAR 11,086,000 USD 2,954,399 244 —
Goldman Sachs & Co.
9/3/2024 SAR 370,000 USD 98,602 5 —
Goldman Sachs & Co.
9/3/2024 SAR 9,628 USD 2,565 — (1)
JP Morgan & Chase Co.
9/3/2024 THB 33,682,200 USD 949,075 — (46,362)
RBC Capital Markets
9/3/2024 THB 3,559,100 USD 100,287 — (4,897)
Goldman Sachs & Co.
9/3/2024 TRY 19,786,400 USD 576,604 — (2,007)
Goldman Sachs & Co.
9/3/2024 USD 909,908 AED 3,342,000 18 —
JP Morgan & Chase Co.
9/3/2024 USD 112,505 CNH 811,000 1,943 —
JP Morgan & Chase Co.
9/3/2024 USD 3,020,714 CNH 21,407,800 345 —
JP Morgan & Chase Co.
9/3/2024 USD 11,692 CZK 264,390 — (18)
RBC Capital Markets
9/3/2024 USD 100,682 CZK 2,276,610 — (153)
Bank of America
9/3/2024 USD 389,518 EUR 351,900 — (474)
JP Morgan & Chase Co.
9/3/2024 USD 696,180 HKD 5,433,000 646 —
RBC Capital Markets
9/3/2024 USD 13,907,466 HKD 108,483,800 6,459 —
RBC Capital Markets
9/3/2024 USD 192,338 HUF 68,210,600 — (500)
Goldman Sachs & Co.
9/3/2024 USD 585,637 KWD 179,000 1 —
JP Morgan & Chase Co.
9/3/2024 USD 1,501,876 MXN 29,503,600 — (4,492)
JP Morgan & Chase Co.
9/3/2024 USD 47,108 PLN 187,000 1,161 —
RBC Capital Markets
9/3/2024 USD 721,162 PLN 2,785,200 — (2,229)
Goldman Sachs & Co.
9/3/2024 USD 617,723 QAR 2,251,600 675 —
Goldman Sachs & Co.
9/3/2024 USD 3,052,817 SAR 11,456,000 — (65)
JP Morgan & Chase Co.
9/3/2024 USD 990,420 THB 33,682,200 5,017 —
RBC Capital Markets
9/3/2024 USD 105,159 THB 3,559,100 26 —
Goldman Sachs & Co.
9/3/2024 USD 580,783 TRY 19,786,400 — (2,172)
Goldman Sachs & Co.
9/3/2024 USD 2,375,055 ZAR 42,169,100 — (10,408)
Goldman Sachs & Co.
9/3/2024 ZAR 40,491,100 USD 2,220,095 — (50,457)
Goldman Sachs & Co.
9/3/2024 ZAR 1,678,000 USD 91,977 — (2,118)
Goldman Sachs & Co.
9/4/2024 PHP 2,955,700 USD 50,594 — (2,044)
Goldman Sachs & Co.
9/4/2024 PHP 1,003,000 USD 17,138 — (725)
JP Morgan & Chase Co.
9/4/2024 PHP 10,481,000 USD 179,313 — (7,344)
RBC Capital Markets
9/4/2024 PHP 9,843,500 USD 168,374 — (6,929)
Goldman Sachs & Co.
9/4/2024 USD 70,565 PHP 3,958,700 — (64)
JP Morgan & Chase Co.
9/4/2024 USD 186,754 PHP 10,481,000 — (97)
RBC Capital Markets
9/4/2024 USD 175,167 PHP 9,843,500 137 —
JP Morgan & Chase Co.
9/5/2024 BRL 142,000 USD 25,032 — (149)
JP Morgan & Chase Co.
9/5/2024 BRL 9,334,900 USD 1,645,308 — (10,035)
RBC Capital Markets
9/5/2024 BRL 9,115,800 USD 1,606,960 — (9,530)

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
Goldman Sachs & Co.
9/5/2024 CLP 139,277,000 USD 147,372 — (5,045)
RBC Capital Markets
9/5/2024 CLP 176,141,400 USD 186,377 — (6,381)
Goldman Sachs & Co.
9/5/2024 COP 327,722,400 USD 80,339 2,013 —
Goldman Sachs & Co.
9/5/2024 EGP 2,764,000 USD 55,951 — (795)
Goldman Sachs & Co.
9/5/2024 IDR 915,094,000 USD 56,127 — (3,071)
Goldman Sachs & Co.
9/5/2024 IDR 2,533,527,400 USD 155,804 — (8,093)
JP Morgan & Chase Co.
9/5/2024 IDR 8,275,999,600 USD 508,291 — (27,091)
RBC Capital Markets
9/5/2024 IDR 8,334,765,100 USD 511,791 — (27,394)
Goldman Sachs & Co.
9/5/2024 INR 609,097,600 USD 7,269,769 8,593 —
Goldman Sachs & Co.
9/5/2024 INR 54,538,000 USD 650,596 437 —
JP Morgan & Chase Co.
9/5/2024 INR 602,669,800 USD 7,190,991 6,443 —
Goldman Sachs & Co.
9/5/2024 KRW 2,112,473,000 USD 1,535,897 — (46,007)
JP Morgan & Chase Co.
9/5/2024 KRW 4,898,716,700 USD 3,565,348 — (103,007)
RBC Capital Markets
9/5/2024 KRW 5,602,379,100 USD 4,076,474 — (118,812)
RBC Capital Markets
9/5/2024 MYR 4,834,500 USD 1,054,647 — (64,181)
RBC Capital Markets
9/5/2024 MYR 112,000 USD 24,416 — (1,504)
Goldman Sachs & Co.
9/5/2024 TWD 146,934,800 USD 4,492,045 — (103,648)
JP Morgan & Chase Co.
9/5/2024 TWD 172,025,200 USD 5,262,480 — (117,968)
RBC Capital Markets
9/5/2024 TWD 155,108,600 USD 4,740,628 — (110,718)
JP Morgan & Chase Co.
9/5/2024 USD 1,678,361 BRL 9,476,900 2,162 —
RBC Capital Markets
9/5/2024 USD 1,609,283 BRL 9,115,800 7,206 —
Goldman Sachs & Co.
9/5/2024 USD 151,892 CLP 139,277,000 525 —
RBC Capital Markets
9/5/2024 USD 192,103 CLP 176,141,400 656 —
Goldman Sachs & Co.
9/5/2024 USD 78,669 COP 327,722,400 — (343)
Goldman Sachs & Co.
9/5/2024 USD 56,849 EGP 2,764,000 — (102)
Goldman Sachs & Co.
9/5/2024 USD 222,923 IDR 3,448,621,400 172 —
JP Morgan & Chase Co.
9/5/2024 USD 534,867 IDR 8,275,999,600 516 —
RBC Capital Markets
9/5/2024 USD 538,039 IDR 8,334,765,100 1,145 —
Goldman Sachs & Co.
9/5/2024 USD 7,915,501 INR 663,635,600 — (4,167)
JP Morgan & Chase Co.
9/5/2024 USD 7,180,453 INR 602,669,800 4,095 —
Goldman Sachs & Co.
9/5/2024 USD 117,600 KRW 161,453,000 3,302 —
Goldman Sachs & Co.
9/5/2024 USD 1,461,438 KRW 1,951,020,000 — (436)
JP Morgan & Chase Co.
9/5/2024 USD 3,668,407 KRW 4,898,716,700 — (52)
RBC Capital Markets
9/5/2024 USD 4,195,282 KRW 5,602,379,100 4 —
RBC Capital Markets
9/5/2024 USD 1,144,361 MYR 4,946,500 387 —
Goldman Sachs & Co.
9/5/2024 USD 4,280,194 TWD 136,623,800 — (6,999)
Goldman Sachs & Co.
9/5/2024 USD 315,611 TWD 10,311,000 6,887 —
JP Morgan & Chase Co.
9/5/2024 USD 5,386,561 TWD 172,025,200 — (6,113)
RBC Capital Markets
9/5/2024 USD 4,857,010 TWD 155,108,600 — (5,664)
Goldman Sachs & Co.
10/2/2024 AED 67,000 USD 18,242 — (2)
Goldman Sachs & Co.
10/2/2024 AED 3,342,000 USD 909,932 — (43)
JP Morgan & Chase Co.
10/2/2024 CZK 264,390 USD 11,701 18 —
RBC Capital Markets
10/2/2024 CZK 2,276,610 USD 100,749 150 —
Bank of America
10/2/2024 EUR 351,900 USD 390,035 471 —
RBC Capital Markets
10/2/2024 HUF 68,210,600 USD 192,143 493 —
Goldman Sachs & Co.
10/2/2024 KWD 179,000 USD 587,463 — —
JP Morgan & Chase Co.
10/2/2024 MXN 844,000 USD 42,775 132 —
JP Morgan & Chase Co.
10/2/2024 MXN 29,503,600 USD 1,494,875 4,243 —
Goldman Sachs & Co.
10/2/2024 PHP 3,958,700 USD 70,565 75 —
Goldman Sachs & Co.
10/2/2024 PHP 1,740,000 USD 30,942 — (41)
JP Morgan & Chase Co.
10/2/2024 PHP 10,481,000 USD 186,721 93 —

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
RBC Capital Markets
10/2/2024 PHP 9,843,500 USD 175,111 — (165)
JP Morgan & Chase Co.
10/2/2024 PLN 74,000 USD 19,151 58 —
RBC Capital Markets
10/2/2024 PLN 2,785,200 USD 720,845 2,231 —
Goldman Sachs & Co.
10/2/2024 QAR 2,251,600 USD 617,604 — (758)
Goldman Sachs & Co.
10/2/2024 SAR 11,456,000 USD 3,052,166 33 —
Goldman Sachs & Co.
10/2/2024 SAR 198,000 USD 52,754 2 —
JP Morgan & Chase Co.
10/2/2024 THB 33,682,200 USD 992,463 — (5,356)
JP Morgan & Chase Co.
10/2/2024 THB 2,605,000 USD 76,728 — (444)
RBC Capital Markets
10/2/2024 THB 3,559,100 USD 105,377 — (60)
Goldman Sachs & Co.
10/2/2024 TRY 19,786,400 USD 559,752 1,514 —
JP Morgan & Chase Co.
10/2/2024 USD 16,863 CZK 381,000 — (27)
Goldman Sachs & Co.
10/2/2024 USD 45,837 TRY 1,620,000 — (131)
Goldman Sachs & Co.
10/2/2024 ZAR 42,169,100 USD 2,369,250 10,264 —
Goldman Sachs & Co.
10/2/2024 ZAR 1,283,000 USD 72,085 312 —
JP Morgan & Chase Co.
10/3/2024 BRL 9,476,900 USD 1,673,128 — (1,933)
JP Morgan & Chase Co.
10/3/2024 BRL 1,176,000 USD 207,471 — (389)
RBC Capital Markets
10/3/2024 BRL 9,115,800 USD 1,604,629 — (6,607)
Goldman Sachs & Co.
10/3/2024 CLP 139,277,000 USD 151,842 — (509)
RBC Capital Markets
10/3/2024 CLP 176,141,400 USD 192,040 — (636)
Goldman Sachs & Co.
10/3/2024 COP 327,722,400 USD 78,364 355 —
Goldman Sachs & Co.
10/3/2024 EGP 2,764,000 USD 56,014 — (154)
RBC Capital Markets
10/3/2024 HKD 2,791,000 USD 358,259 — (172)
RBC Capital Markets
10/3/2024 HKD 108,483,800 USD 13,925,586 — (6,322)
Goldman Sachs & Co.
10/3/2024 IDR 3,448,621,400 USD 222,635 — (208)
Goldman Sachs & Co.
10/3/2024 IDR 1,109,268,000 USD 71,450 — (228)
JP Morgan & Chase Co.
10/3/2024 IDR 8,275,999,600 USD 534,315 — (464)
RBC Capital Markets
10/3/2024 IDR 8,334,765,100 USD 537,311 — (1,265)
RBC Capital Markets
10/3/2024 MYR 4,946,500 USD 1,145,686 — (1,210)
RBC Capital Markets
10/3/2024 MYR 209,000 USD 48,401 — (57)
Goldman Sachs & Co.
10/3/2024 TWD 136,623,800 USD 4,298,238 11,741 —
Goldman Sachs & Co.
10/3/2024 TWD 6,617,000 USD 207,918 314 —
JP Morgan & Chase Co.
10/3/2024 TWD 172,025,200 USD 5,411,299 14,103 —
RBC Capital Markets
10/3/2024 TWD 155,108,600 USD 4,879,931 13,483 —
Goldman Sachs & Co.
10/4/2024 INR 663,635,600 USD 7,907,390 3,381 —
Goldman Sachs & Co.
10/4/2024 INR 37,725,000 USD 449,482 171 —
JP Morgan & Chase Co.
10/4/2024 INR 602,669,800 USD 7,180,453 2,557 —
Goldman Sachs & Co.
10/4/2024 KRW 1,951,020,000 USD 1,463,741 — (92)
JP Morgan & Chase Co.
10/4/2024 KRW 4,898,716,700 USD 3,675,011 — (452)
RBC Capital Markets
10/4/2024 KRW 5,602,379,100 USD 4,201,732 — (1,683)
Goldman Sachs & Co.
10/4/2024 USD 229,342 KRW 305,460,000 — (158)
JP Morgan & Chase Co.
10/9/2024 CNH 21,407,800 USD 3,031,606 — (1,678)
JP Morgan & Chase Co.
10/9/2024 USD 28,750 CNH 203,000 14 —
Total unrealized appreciation (depreciation)
207,157 (1,065,806)
β
The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2024.

DBX ETF Trust | 23
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Currency Abbreviations
AED Arab Emirates Dirham
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

24 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
During the period ended August 31, 2024, the amount of transfers from Level 1 to Level 3 was $54,991. The investment was transferred from Level 1 to
Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBEM-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 72,999,091 $ — $ 91,604 $ 73,090,695
Preferred Stocks (a)
1,505,621 — — 1,505,621
Rights (a)
12,291 — — 12,291
Warrants
53 — — 53
Short-Term Investments (a)
727,318 — — 727,318
Derivatives (b)
Forward Foreign Currency Contracts
— 207,157 — 207,157
Futures Contracts
11,673 — — 11,673
TOTAL
$ 75,256,047 $ 207,157 $ 91,604 $ 75,554,808
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (1,065,806) $ — $ (1,065,806)
TOTAL
$ — $ (1,065,806) $ — $ (1,065,806)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.